Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consists of the following components:
	For the year ended
	December 31, 2022	December 31, 2021
Current income tax expenses	672,578	520,265
Deferred income tax effect	(15,485)	(16,078)
Total income tax expenses	$657,093	$504,187

Schedule of Between the Company’s Actual Provision for Income Taxes	A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the years ended December 31,
	2022	2021
Loss before income tax expense	$(204,752)	$(367,022)
Computed income tax expense with statutory tax rate	(51,188)	(91,756)
Preferential deduction	-	-
Changes in valuation allowance	708,281	595,943
Income tax expense	$657,093	$504,187

Schedule of Components of the Deferred Tax Assets	As of December 31, 2022 and December 31, 2021, the significant components of the deferred tax assets are summarized below:
	As of
	December 31, 2022	December 31, 2021
Deferred tax assets:
Bad debt provision	$96,812	$89,109
Total deferred tax assets	96,812	89,109
Valuation allowance	--	--
Deferred tax assets, net of valuation allowance:	96,812	89,109